Quarterly Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended														12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Goodwill impairment				$ 385					$ 48						$ 385	$ 48	$ 205
Net income (loss)	(47)	69	[1]	(362)	[2]	(8)	235	[3]	94	[4]	(147)	[5]	(73)	(23)	(66)	(149)	(570)
Reversal of income taxes on non- U.S. unremitted earnings
Quarterly Financial Information [Line Items]
Net income (loss)															20
Benefit relating to correction of accrued and deferred income taxes
Quarterly Financial Information [Line Items]
Net income (loss)															6
Sun Gard's HE Business
Quarterly Financial Information [Line Items]
Deferred income tax expense related to book-over-tax basis difference											133
Pre-tax gain on sale of discontinued operation							$ 563								$ 563

[1]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.
[2]	Includes a pre-tax goodwill impairment charge of $385 million.
[3]	Includes a pre-tax gain on sale of HE of $563 million.
[4]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).
[5]	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.